Consolidated Statements of Changes in Stockholders' Equity (Deficit) (USD $) In Thousands	Total	Common Stock	Common Stock Restricted Stock	Convertible preferred stock	Additional Paid-in Capital	Additional Paid-in Capital Restricted Stock	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Noncontrolling Interest	Noncontrolling Interest Launch Equity	Redeemable Preferred Units
Balance at beginning of period at Dec. 31, 2009	$ (757,156)								$ (757,156)
Redeemable preferred units, beginning of period at Dec. 31, 2009											357,194
Net income (loss)	42,527								42,527
Other comprehensive income, net of tax	14,795								14,795
Total comprehensive income (loss)	57,322								57,322
Partnership distributions	(36,760)								(36,760)
Capital contribution	16								16
Balance at end of period at Dec. 31, 2010	(736,578)								(736,578)
Redeemable preferred units, end of period at Dec. 31, 2010											357,194
Net income (loss)	129,972								133,073	(3,101)
Other comprehensive income, net of tax	6,354								6,354
Total comprehensive income (loss)	136,326								139,427	(3,101)
Change in noncontrolling interest- Launch Equity, net	26,268									26,268
Partnership distributions	(67,108)								(67,108)
Balance at end of period at Dec. 31, 2011	(641,092)								(664,259)	23,167
Redeemable preferred units, end of period at Dec. 31, 2011	357,194										357,194
Net income (loss)	42,577								33,760	8,817
Other comprehensive income, net of tax	1,971								1,971
Total comprehensive income (loss)	44,548								35,731	8,817
Change in noncontrolling interest- Launch Equity, net	4,715									4,715
Partnership distributions	(80,886)								(80,886)
Balance at end of period at Dec. 31, 2012	(672,715)	0		0	0		0	0	(709,414)	36,699
Redeemable preferred units, end of period at Dec. 31, 2012	357,194										357,194
Redemptions	(16)								(16)
Net income (loss)	(434,342)								(434,342)
Other comprehensive income, net of tax	1,065								1,065
Partnership distributions	(100,514)								(100,514)
Modification of equity award and other pre-offering related compensation	572,471								572,471
Modification of redeemable preferred units	357,194								357,194		(357,194)
Initial establishment of contingent value right liability	(55,440)								(55,440)
Balance at end of period at Mar. 12, 2013	(332,297)	0		0	0		0	0	(368,996)	36,699
Redeemable preferred units, end of period at Mar. 12, 2013											0
IPO proceeds	353,414		16			(16)			353,414
Attribution of noncontrolling interest		674		74,748	(58,365)			662	(17,719)
Redemptions	(76,319)								(76,319)
Establishment of deferred tax assets, net of amounts payable under tax receivable agreements	18,487				18,487
Net income (loss)	138,068						14,725		114,275	9,068	0
Other comprehensive income, net of tax	2,231							383	1,848
Cumulative impact of changes in ownership of Artisan Partners Holdings LP, net of tax	(288)				(33,247)			(219)	33,178
Change in noncontrolling interest- Launch Equity, net	3,150									3,150
Amortization of equity-based compensation	55,187				12,835				42,352
Forfeitures	0	(1)			1
Partnership distributions	(59,569)								(59,569)
Dividends	(6,124)						(6,124)
Balance at end of period at Sep. 30, 2013	95,940	689		74,748	(60,305)		8,601	826	22,464	48,917
Redeemable preferred units, end of period at Sep. 30, 2013	$ 0										$ 0